Capital Stock (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of Stock Option Information

A summary of the Company’s stock option information for the years ended December 31, 2015 and 2014 is as follows:

	December 31, 2015		December 31, 2014
	Options (#)	Weighted- Average Exercise Price ($)	Options (#)	Weighted- Average Exercise Price ($)
Outstanding - beginning of year	263,175	4.16	—	—
Granted	58,434	5.39	263,175	4.16

Outstanding - end of year	321,609	4.39	263,175	4.16

Exercisable - end of year	188,920	4.13	152,346	4.10

Summary of Non-Vested Stock Option Activity and Related Information

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2015 and 2014 is as follows:

	December 31, 2015		December 31, 2014
	Options #	Weighted- Average Grant Date Fair Value ($)	Options #	Weighted- Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	110,829	4.25	—	—
Granted	58,434	5.39	110,829	4.25
Vested	(36,574)	4.25	—	—

Outstanding non-vested stock options - end of year	132,689	4.75	110,829	4.25